Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 303	$ 268
Inventories, Lubricants	9,044	7,448
Inventories, Spare parts	1,658	1,682
Total	$ 11,005	$ 9,398